Acquisition (Details Narrative) - USD ($)				1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2014	Apr. 15, 2014	Mar. 04, 2014	Jul. 31, 2014	May 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Purchase price								$ 2,125,000
Cash paid for acquisition of business									$ 2,125,000
Business acquisition contingent consideration								$ 1,000,000
DeviceFidelty, Inc [Member]
Purchase price			$ 2,125,000
Cash paid for acquisition of business			1,125,000
Business acquisition contingent consideration			1,000,000
Visa U.S.A. Inc [Member] | Master Services Agreement [Member]
Business acquisition contingent consideration			$ 375,000	$ 375,000
MoneyGram Payment Systems, Inc [Member]
Cash paid for acquisition of business					$ 250,000
Business acquisition contingent consideration		$ 250,000
U.S. Bank [Member]
Business acquisition contingent consideration	$ 375,000			$ 375,000